CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Trade receivables, provision (in dollars)	$ 2,227	$ 1,313
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Series C Convertible Preferred Stock issued	56,000	0
Series C Convertible Preferred Stock outstanding	56,000	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	22,753,868	272,566
Common stock, shares outstanding	22,753,868	272,566